Shareholders' Equity - Schedule of Information Concerning Outstanding and Exercisable Awards (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
0.00-0.01 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	140,632 [1]
Weighted Average Remaining Contractual Life (years)
0.00-0.01 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	26,934
Weighted Average Remaining Contractual Life (years)
2.21 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 2.21
Number of awards outstanding at end of year	1,493,781
Weighted Average Remaining Contractual Life (years)	3 years 11 months 8 days
2.21 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	1,493,781
Weighted Average Remaining Contractual Life (years)	3 years 11 months 8 days
11.06 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 11.06
Number of awards outstanding at end of year	14,000
Weighted Average Remaining Contractual Life (years)	7 years 4 months 20 days
11.06 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	8,750
Weighted Average Remaining Contractual Life (years)	7 years 4 months 20 days
11.52 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 11.52
Number of awards outstanding at end of year	549,500
Weighted Average Remaining Contractual Life (years)	7 years 11 months 8 days
11.52 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	266,562
Weighted Average Remaining Contractual Life (years)	7 years 7 months 17 days
16.00 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 16
Number of awards outstanding at end of year	45,000
Weighted Average Remaining Contractual Life (years)	4 years 7 months 13 days
16.00 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	45,000
Weighted Average Remaining Contractual Life (years)	4 years 7 months 13 days
17.63 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 17.63
Number of awards outstanding at end of year	1,067,384
Weighted Average Remaining Contractual Life (years)	7 years 3 months 21 days
17.63 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	698,058
Weighted Average Remaining Contractual Life (years)	6 years 8 months 19 days
23.19 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 23.19
Number of awards outstanding at end of year	210,000
Weighted Average Remaining Contractual Life (years)	5 years 9 months 10 days
23.19 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	210,000
Weighted Average Remaining Contractual Life (years)	5 years 9 months 10 days
23.84 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 23.84
Number of awards outstanding at end of year	509,768
Weighted Average Remaining Contractual Life (years)	5 years 11 months 15 days
23.84 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	491,018
Weighted Average Remaining Contractual Life (years)	5 years 11 months 15 days
23.86 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 23.86
Number of awards outstanding at end of year	53,100
Weighted Average Remaining Contractual Life (years)	5 years 9 months
23.86 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	53,100
Weighted Average Remaining Contractual Life (years)	5 years 9 months
30.66 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 30.66
Number of awards outstanding at end of year	26,400
Weighted Average Remaining Contractual Life (years)	5 years 6 months 10 days
30.66 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	26,400
Weighted Average Remaining Contractual Life (years)	5 years 6 months 10 days
30.93 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 30.93
Number of awards outstanding at end of year	20,000
Weighted Average Remaining Contractual Life (years)	4 years 9 months 21 days
30.93 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	20,000
Weighted Average Remaining Contractual Life (years)	4 years 9 months 21 days
40.21 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 40.21
Number of awards outstanding at end of year	32,600
Weighted Average Remaining Contractual Life (years)	5 years 2 months 8 days
40.21 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	32,600
Weighted Average Remaining Contractual Life (years)	5 years 2 months 8 days
49.68 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 49.68
Number of awards outstanding at end of year	233,000
Weighted Average Remaining Contractual Life (years)	5 years 18 days
49.68 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	233,000
Weighted Average Remaining Contractual Life (years)	5 years 18 days
59.2 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 59.2
Number of awards outstanding at end of year	3,000
Weighted Average Remaining Contractual Life (years)	4 years 11 months 23 days
59.2 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	3,000
Weighted Average Remaining Contractual Life (years)	4 years 11 months 23 days
64.61 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 64.61
Number of awards outstanding at end of year	25,010
Weighted Average Remaining Contractual Life (years)	5 years 1 month 9 days
64.61 [Member] | Awards exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards outstanding at end of year	25,010
Weighted Average Remaining Contractual Life (years)	5 years 1 month 9 days
Minimum [Member] | 0.00-0.01 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 0
Maximum [Member] | 0.00-0.01 [Member] | Awards outstanding [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 0.01

[1]	Including 8,611 RSUs that were granted to the employees of Nanox AI at the completion of the merger and 132,021 RSUs that were issued in consideration for services.